CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 3,028	$ 3,001
Restricted cash	3,369	6,996
Accounts receivable, net	22,801	15,102
Deferred tax assets, net	118	114
Prepaid expenses and other current assets	1,345	984
Current assets from discontinued operations	93	741
Total current assets	30,754	26,938
Property and equipment, net	1,543	1,492
Goodwill	314	314
Other assets	554	395
Total assets	33,165	29,139
CURRENT LIABILITIES:
Notes payable - banks	11,041	12,653
Accounts payable	2,895	2,141
Accrued expenses and other current liabilities	22,668	16,474
Current liabilities from discontinued operations	22	847
Total current liabilities	36,626	32,115
Convertible notes payable to related party, including accrued interest	38,815	36,570
Liability to United States Department of Labor	100	259
Other liabilities	549	551
Total liabilities	76,090	69,495
SHAREHOLDERS' DEFICIT:
Common stock, 0.45 Euro par value; 33,333,334 shares authorized; 8,061,698 shares issued and outstanding as of June 30, 2014 and 8,041,698 as of December 31, 2013	4,507	4,495
Additional paid-in capital	20,949	20,927
Accumulated deficit	(61,175)	(58,625)
Accumulated other comprehensive loss	(7,206)	(7,153)
Total shareholders' deficit	(42,925)	(40,356)
Total liabilities and shareholders' deficit	$ 33,165	$ 29,139